Supplemental cash flow information - Narrative (Details) - CAD ($)	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Supplemental cash flow information
New leases				$ 1,166,652
Warrants expired				$ 132,000
Shares for debt settlements					4,670
Shares issued to settle debt					$ 97,615
Non-cash share offering costs	$ 44,868	$ 61,213	$ 28,631			$ 2,924,880
Warrants exercised in connection with past financings					178,131
Accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering						$ 453,102
Warrants exercised in connection with GhostStep acquisition						25,000
Shares issued for vested RSUs and PSUs						529,504
November 2024 PP Underwriter Warrants
Supplemental cash flow information
Placement agent warrants granted				207,260
November 2024 U.S. Underwriter Warrants
Supplemental cash flow information
Placement agent warrants granted				194,450
February 2025 Private Placement, Underwriter Warrants
Supplemental cash flow information
Placement agent warrants granted				196,970
July 2025 Broker Warrants
Supplemental cash flow information
Placement agent warrants granted				56,991